Real estate assets, net - Components of real estate assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2013 property	Sep. 30, 2012	Sep. 30, 2013 property	Dec. 31, 2012
Real Estate [Abstract]
Number of real estate properties directly acquired	34		40
Real estate directly acquired	$ 5,900	$ 0	$ 6,198
Number of real estate properties held for sale	14		14
Real estate assets held for sale	$ 1,074		$ 1,074	$ 0